REVENUES BY PRODUCT AND GEOGRAPHY AND SEGMENTS	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
REVENUES BY PRODUCT AND GEOGRAPHY AND SEGMENTS

16. REVENUES BY PRODUCT AND GEOGRAPHY AND SEGMENTS

	For the six-month period ended June 30,
	2024	2025	2025
	SGD’000	SGD’000	USD’000
Sales of cleaning systems and other equipment	6,981	2,814	2,213
Provision of centralized dishware washing and general cleaning services	3,562	3,433	2,699
Leasing of dishware washing equipment	199	247	194
Revenue	10,742	6,494	5,106

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the six-month period ended June 30, 2025
	Cleaning Systems	Dishware Washing Services	Total	Total
	SGD’000	SGD’000	SGD’000	US$’000
Timing of revenue recognition:
Point in time	2,814	-	2,814	2,213
Over time	-	3,680	3,680	2,893
Revenue	2,814	3,680	6,494	5,106

	For the six-month period ended June 30, 2024
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Timing of revenue recognition:
Point in time	6,981	-	6,981
Over time	-	3,761	3,761
	6,981	3,761	10,742

During the periods presented in these unaudited interim condensed consolidated financial statements, the Company reports two operating segments: 1) Sales of cleaning systems and other equipment, and 2) Provision of centralized dishware washing and general cleaning services.

The CODM allocates resources to and assess the performance of each operating segment using information about the operating segment’s revenue and income (loss) from operations. The CODM regularly reviews the Company’s revenue, cost and gross profit/loss derived from each revenue stream and is also provided with information of segment expenses. The CODM does not evaluate operating segments using asset or liability information.

The following tables present summary of the Company’s breakdown of net revenues by segments and operating segment results for the periods ended June 30, 2024 and 2025, respectively. There was no significant transaction between reportable segments and non-significant non-cash items (other than depreciation and amortization) for the years the periods ended June 30, 2024 and 2025.

	For the six-month period ended June 30,
	2024	2025	2025
	SGD’000	SGD’000	USD’000
Net revenues:
Sales of cleaning systems and other equipment	6,981	2,814	2,213
Provision of centralized dishware washing and general cleaning services	3,761	3,680	2,893
	10,742	6,494	5,106

Cost of revenues:
Sales of cleaning systems and other equipment	(4,615)	(1,749)	(1,375)
Provision of centralized dishware washing and general cleaning services	(3,293)	(3,117)	(2,451)
	(7,908)	(4,866)	(3,826)

Gross profit:
Sales of cleaning systems and other equipment	2,366	1,065	838
Provision of centralized dishware washing and general cleaning services	468	563	442
	2,834	1,628	1,280

Significant expenses:
Sales of cleaning systems and other equipment
Payroll expense	(997)	(837)	(658)
Other segment items (Note (i))	(562)	(466)	(366)
	(1,559)	(1,303)	(1,024)

Provision of centralized dishware washing and general cleaning services
Payroll expense	(181)	(166)	(131)
Other segment items (Note (i))	(64)	(48)	(38)
	(245)	(214)	(169)

Provision of expected credit loss	(17)	-	-
Interest income	554	75	59
Interest expense	(236)	(238)	(187)
Other unallocated (expense)/income (Note (ii))	(733)	(780)	(613)
	(432)	(943)	(741)

Net profit	598	(832)	(654)

Notes:-

(i)	Other segment items include selling and marketing expenses and general and administrative expenses other than payroll expenses.
(ii)	Other unallocated expenses include legal and professional fees, income tax expense, and change in fair value in financial instrument and exchange difference.

In the following table, revenue is disaggregated by the geographical locations of customers and by the timing of revenue recognition.

	For the six-month period ended June 30, 2025
	Cleaning Systems	Dishware Washing Services	Total	Total
	SGD’000	SGD’000	SGD’000	US$’000
Geographical location:
Singapore	693	3,680	4,373	3,438
Malaysia	630	-	630	496
Other countries	1,491	-	1,491	1,172
Revenue	2,814	3,680	6,494	5,106

	For the six-month period ended June 30, 2024
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Geographical location:
Singapore	555	3,761	4,316
Malaysia	4,723	-	4,723
Other countries	1,703	-	1,703
	6,981	3,761	10,742